OPERATING SEGMENTS, Distribution of Total Revenue, Operating Revenue and Non-current Assets of Group Based on Location (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	S/ 27,472,000	S/ 25,665,000	S/ 20,919,000
Operating income	[2]	14,115,000	12,938,000	11,092,000
Total non current assets	[3]	5,130,000	5,083,000
Total liabilities		221,111,706	205,733,123
Peru [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	24,573,000	22,588,000	14,053,000
Operating income	[2]	13,358,000	11,922,000	10,430,000
Total non current assets	[3]	4,459,000	4,648,000
Total liabilities		196,497,000	180,268,000
Bermuda [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	(767,000)	150,000	5,151,000
Operating income	[2]	(636,000)	(45,000)	(28,000)
Total non current assets	[3]	5,000	0
Total liabilities		1,917,000	2,086,000
Panama [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	356,000	384,000	295,000
Operating income	[2]	129,000	174,000	105,000
Total non current assets	[3]	29,000	31,000
Total liabilities		4,758,000	5,580,000
Cayman Islands [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	734,000	503,000	72,000
Operating income	[2]	662,000	358,000	72,000
Total non current assets	[3]	0	0
Total liabilities		268,000	154,000
Bolivia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	1,065,000	1,028,000	960,000
Operating income	[2]	346,000	328,000	377,000
Total non current assets	[3]	201,000	122,000
Total liabilities		13,121,000	12,784,000
Colombia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	1,265,000	854,000	193,000
Operating income	[2]	240,000	199,000	132,000
Total non current assets	[3]	339,000	193,000
Total liabilities		3,402,000	4,060,000
United States of America [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	38,000	29,000	8,000
Operating income	[2]	0	0	0
Total non current assets	[3]	9,000	14,000
Total liabilities		17,000	19,000
Chile [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	208,000	129,000	187,000
Operating income	[2]	16,000	2,000	4,000
Total non current assets	[3]	88,000	75,000
Total liabilities		1,132,000	778,000
Others [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	0	0	0
Operating income	[2]	0	0	0
Total non current assets	[3]	0	0
Total liabilities		S/ 0	S/ 4,000
Previously stated [member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			4,724,000
Total liabilities				205,819,000
Previously stated [member] | Peru [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			4,325,000
Total liabilities				179,855,000
Previously stated [member] | Bermuda [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			134,000
Total liabilities				2,123,000
Previously stated [member] | Panama [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			3,000
Total liabilities				8,384,000
Previously stated [member] | Cayman Islands [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			0
Total liabilities				139,000
Previously stated [member] | Bolivia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			113,000
Total liabilities				11,885,000
Previously stated [member] | Colombia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			22,000
Total liabilities				2,283,000
Previously stated [member] | United States of America [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			5,000
Total liabilities				15,000
Previously stated [member] | Chile [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			119,000
Total liabilities				1,132,000
Previously stated [member] | Others [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total non current assets	[3]			3,000
Total liabilities				S/ 3,000

[1]	Including total interest and similar income, other income and the result of the insurance and reinsurance service.
[2]	Operating income includes the income from interest and similar expenses from banking activities and the result of the insurance and reinsurance service.
[3]	Non-current assets consist of property, furniture and equipment, intangible and goodwill and right-of-use assets, net.